DEBT - Schedule of Debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Debt	$ 396,901	$ 381,254
Current credit facilities
Disclosure of detailed information about borrowings [line items]
Debt	0	19,143
Non-current credit facilities
Disclosure of detailed information about borrowings [line items]
Debt	52,066	0
Convertible Debentures (liability component)
Disclosure of detailed information about borrowings [line items]
Debt	39,426	37,420	$ 0
Senior Notes (due on May 15, 2020)
Disclosure of detailed information about borrowings [line items]
Debt	$ 305,409	$ 324,691	$ 332,024